Income Taxes Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards	$ 585	$ 859	$ 704
Effective Income Tax Rate Reconciliation, Percent	35.00%
non current deferred tax liability- branch accounting offset		49	57
JAPAN
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards		63
Tax Credit Carryforward, Name [Domain]
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards		1
Domestic Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory		7	12
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences		8	12
Non current deferred tax asset - amortization		0	14
Non current deferred tax asset - Depreciation		0	0
Non current deferred tax asset - Pension		81	131
Non current deferred tax asset - Net operating losses		110	132
Non current deferred tax asset - Branch accounting future credits		14	26
Non current deferred tax asset - Reserves		11	23
Non current deferred tax asset - Deferred interest deductions		0	0
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs		3	8
Non current deferred tax asset - Other		0	0
Deferred Tax Assets, Gross		244	371
Deferred Tax Assets, Net of Valuation Allowance		63	74
Current deferred tax liability - Inventory		0	0
non current tax liability reserves		0	0
Non current deferred tax liability - Amortization		13	0
Non current deferred tax liability - Depreciation		49	72
Non current deferred tax liability - Other		1	2
Deferred Tax Liabilities, Gross		63	74
Deferred taxes, net		0	0
Deferred Tax Assets, Unrealized Currency Losses		10	13
Foreign Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory		3	5
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences		3	3
Non current deferred tax asset - amortization		10	14
Non current deferred tax asset - Depreciation		2	2
Non current deferred tax asset - Pension		41	40
Non current deferred tax asset - Net operating losses		120	102
Non current deferred tax asset - Branch accounting future credits		0	0
Non current deferred tax asset - Reserves		7	8
Non current deferred tax asset - Deferred interest deductions		55	61
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs		0	0
Non current deferred tax asset - Other		3	3
Deferred Tax Assets, Gross		247	239
Deferred Tax Assets, Net of Valuation Allowance		57	52
Current deferred tax liability - Inventory		3	3
non current tax liability reserves		1	1
Non current deferred tax liability - Amortization		30	32
Non current deferred tax liability - Depreciation		51	54
Non current deferred tax liability - Other		21	19
Deferred Tax Liabilities, Gross		106	109
Deferred taxes, net		(49)	(57)
Deferred Tax Assets, Unrealized Currency Losses		3	$ 1
ITALY
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards		$ 19